Stock-based Compensation (Details 2) (2013 Plan)	1 Months Ended
Oct. 31, 2013
Minimum
Stock-based compensation
Number of shares of Common Stock reserved for issuance under the Plan	969,696
Annual increase in number of additional shares authorized under the Plan through December 31, 2023	1,939,393
Percentage applied to the outstanding shares as annual increase in the number of shares authorized for issuance	0.04
Maximum
Stock-based compensation
Number of additional shares authorized under the 2010 Plan	2,126,377